INCOME TAX - Net deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Net operating loss carryforwards	$ 24,543	$ 4,922
Transaction loss provision	272	1,360
Property, equipment & software	31	32
Employee benefits	3,653	2,931
Gross deferred tax assets	28,499	9,245
Valuation allowance	(14,442)	(2,766)	$ (2,384)	$ (1,564)
Total deferred tax assets	14,057	6,479
Deferred tax liabilities:
Internal use software	10,373	3,516
Total deferred tax liabilities	10,373	3,516
Net deferred tax assets	$ 3,684	$ 2,963